Offerings - Offering: 1	Jan. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, Par Value $0.10 per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	21.545
Maximum Aggregate Offering Price	$ 16,158,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,231.52
Offering Note	(1) Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers additional shares of the Registrant's Common Stock that may become issuable under the Park Aerospace Corp. Amended and Restated 2018 Stock Option Plan (the "Plan") by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction that affects shares of the Registrant's Common Stock such that an adjustment is appropriate in order to prevent dilution of the rights of participants under the Plan. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h)(1) and Rule 457(c) under the Securities Act. The price is based upon the average of the high and low sales price per share of the Registrant's Common Stock as reported on the New York Stock Exchange on December 30, 2025